Intangible Assets (Details) - Schedule of estimated future amortization expense	Sep. 30, 2021 USD ($)
Schedule of estimated future amortization expense [Abstract]
2021	$ 107,417
2022	429,668
2023	429,668
2024	429,668
2025	429,668
Thereafter	4,493,468
Total	$ 6,319,557